Accounting Policies Summary of Significant Accounting Policies (Schedule of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014
Goodwill [Roll Forward]
Goodwill	$ 19,510	$ 20,497
Changes in currency translation and other	(1,418)	(1,000)
Acquisitions(1)	10	13
Goodwill	18,102	19,510
Walmart International
Goodwill [Roll Forward]
Goodwill	18,746	19,741
Changes in currency translation and other	(1,418)	(1,000)
Acquisitions(1)	0	5
Goodwill	17,328	18,746
Sam's Club
Goodwill [Roll Forward]
Goodwill	313	313
Changes in currency translation and other	0	0
Acquisitions(1)	0	0
Goodwill	313	313
Walmart U.S.
Goodwill [Roll Forward]
Goodwill	451	443
Changes in currency translation and other	0	0
Acquisitions(1)	10	8
Goodwill	$ 461	$ 451